Capital and financial risk management - Interest rate sensitivity (Details) - Interest rate risk - GBP (£) £ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%
Increase (decrease) in finance income due to reasonably possible increase in interest rates	£ (10)	£ (12)
Sterling
Capital and financial risk management
Sensitivity percentage of increase in interest rates			1.00%
Increase/ (decrease) in income	£ 16	13
USD
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%		1.00%
Increase/ (decrease) in equity	£ 0	0
Increase/ (decrease) in income	£ (19)	(17)
Euro
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%
Increase/ (decrease) in income	£ (7)	£ (8)
GBP and Euro
Capital and financial risk management
Sensitivity percentage of increase in interest rates	1.00%